UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


               For the monthly distribution period from
                  February 1, 2006 to February 28, 2006

        Commission File Number of issuing entity:  333-127556-21

            Residential Asset Securitization Trust 2006-A1
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-127556

                           IndyMac ABS, Inc.
         (Exact name of depositor as specified in its Charter)

                          IndyMac Bank, F.S.B
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                             35-2268016
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company asTrustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                                              92705
                                                            (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (800) 669-2300

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class 1-A-1         [ ]             [ ]             [X]        Not Applicable
Class 1-A-2         [ ]             [ ]             [X]        Not Applicable
Class 1-A-3         [ ]             [ ]             [X]        Not Applicable
Class 1-A-4         [ ]             [ ]             [X]        Not Applicable
Class 1-A-5         [ ]             [ ]             [X]        Not Applicable
Class 1-A-6         [ ]             [ ]             [X]        Not Applicable
Class 1-A-7         [ ]             [ ]             [X]        Not Applicable
Class 1-A-8         [ ]             [ ]             [X]        Not Applicable
Class 2-A-1         [ ]             [ ]             [X]        Not Applicable
Class 2-A-2         [ ]             [ ]             [X]        Not Applicable
Class 3-A-1         [ ]             [ ]             [X]        Not Applicable
Class 3-A-2         [ ]             [ ]             [X]        Not Applicable
Class 3-A-3         [ ]             [ ]             [X]        Not Applicable
Class 3-A-4         [ ]             [ ]             [X]        Not Applicable
Class 3-A-5         [ ]             [ ]             [X]        Not Applicable
Class PO            [ ]             [ ]             [X]        Not Applicable
Class A-X           [ ]             [ ]             [X]        Not Applicable
Class AR            [ ]             [ ]             [X]        Not Applicable
Class 1-B-1         [ ]             [ ]             [X]        Not Applicable
Class 1-B-2         [ ]             [ ]             [X]        Not Applicable
Class 1-B-3         [ ]             [ ]             [X]        Not Applicable
Class II-B-1        [ ]             [ ]             [X]        Not Applicable
Class II-B-2        [ ]             [ ]             [X]        Not Applicable
Class II-B-3        [ ]             [ ]             [X]        Not Applicable



Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I  DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On March 27, 2006 a distribution was made to holders of IndyMac ABS, Inc., Residential Asset Securitization Trust 2006-A1, Mortgage Pass-Through Certificates Series 2006-A1


PART II  OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10D:

             Statement to Certificateholders on March 27, 2006 is filed as Exhibit 99.1 hereto.

         (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above in the Exhibit Index that immediately follows the signature page hereof.

                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           IndyMac ABS, Inc.
                                           (Depositor)


                                           /s/ Andy Sciandra
                                           Name: Andy Sciandra
                                           Title: Senior Vice President

     Date:  April 10, 2006

Exhibit Number        Description

    99.1 Monthly report distributed to holders of the IndyMac ABS, Inc., Residential Asset Securitization Trust 2006-A1, Mortgage Pass-Through Certificates Series 2006-A1